Other Financial Liabilities and Other Liabilities - Schedule of Miscellaneous Other Liabilities (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2021 KRW (₩)	Dec. 31, 2020 KRW (₩)	Dec. 31, 2021 USD ($)
Other financial liabilities and other liabilities [Line Items]
Present value discount	₩ (15,322)	₩ (6,968)
Total of other financial liabilities	24,233,226	14,215,817	$ 20,388,041
Other liabilities	556,853	473,813	$ 468,495
Total of other financial liabilities and other liabilities	24,790,079	14,689,630
Accounts payable | Gross carrying amount [member]
Other financial liabilities and other liabilities [Line Items]
Gross carrying amount	7,031,366	4,028,639
Accrued expenses | Gross carrying amount [member]
Other financial liabilities and other liabilities [Line Items]
Gross carrying amount	2,070,639	2,049,401
Borrowings from trust accounts | Gross carrying amount [member]
Other financial liabilities and other liabilities [Line Items]
Gross carrying amount	3,107,456	2,984,031
Agency business revenue | Gross carrying amount [member]
Other financial liabilities and other liabilities [Line Items]
Gross carrying amount	433,041	466,485
Foreign exchange payables | Gross carrying amount [member]
Other financial liabilities and other liabilities [Line Items]
Gross carrying amount	782,176	789,189
Domestic exchange settlement credits | Gross carrying amount [member]
Other financial liabilities and other liabilities [Line Items]
Gross carrying amount	6,708,220	180,251
Lease liabilities | Gross carrying amount [member]
Other financial liabilities and other liabilities [Line Items]
Gross carrying amount	343,213	407,431
Other miscellaneous financial liabilities | Gross carrying amount [member]
Other financial liabilities and other liabilities [Line Items]
Gross carrying amount	3,772,437	3,317,358
Unearned Income | Gross carrying amount [member]
Other financial liabilities and other liabilities [Line Items]
Other liabilities	291,147	254,702
Other miscellaneous liabilities | Gross carrying amount [member]
Other financial liabilities and other liabilities [Line Items]
Other liabilities	₩ 265,706	₩ 219,111